GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill [Roll Forward]
Balance at January 1, 2014	$ 95,050
Goodwill resulting from business combinations	42,689
Balance at December 31, 2014	$ 137,739